Regulatory Capital (Tables)	12 Months Ended
Oct. 31, 2025
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital position as at October 31, 2025 and

October 31, 2024.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
October 31 October 31

2025 2024
Capital
Common Equity Tier 1 Capital $ 93,579 $ 82,714
Tier 1 Capital

104,502

93,248
Total Capital

116,866

105,745
Risk-weighted assets used in the calculation

of capital ratios
636,424 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio

14.7% 13.1%
Tier 1 Capital ratio 16.4

14.8

Total Capital ratio 18.4

16.8

Leverage ratio 4.6 4.2
TLAC Ratio 31.8 28.7
TLAC Leverage Ratio 8.9 8.1